Financial instruments - Foreign currency risk management (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (as a percent)	10.00%
Percentage of reasonably possible decrease (as a percent)	10.00%
Closing foreign exchange rate | $ / $	0.7852
Foreign currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 10,569
Increase in measurement due to reasonably possible increase in unobservable input	1,057
(Decrease) in measurement due to reasonably possible decrease in unobservable input	1,057
Foreign currency risk | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	7,864
Foreign currency risk | Short-term investments
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	4,341
Foreign currency risk | Trade and other receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	324
Foreign currency risk | Research tax credit
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	716
Foreign currency risk | Trade and other payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(2,212)
Foreign currency risk | Lease liability
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	(503)
Foreign currency risk | Other assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure	$ 39
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of reasonably possible increase (as a percent)	1.00%
Percentage of reasonably possible decrease (as a percent)	1.00%
Increase in measurement due to reasonably possible increase in unobservable input	$ 337
(Decrease) in measurement due to reasonably possible decrease in unobservable input	$ (337)